SCHWAB INVESTMENTS
Schwab® Tax-Free Bond Fund
Schwab® California Tax-Free Bond Fund
Schwab® Opportunistic Municipal Bond Fund
(each, a fund and collectively, the funds)
Supplement dated October 31, 2023, to the funds currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory
Prospectus and SAI.
Effective October 30, 2023, all references to Kenneth Salinger in the funds’ Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG122777-00 (10/23)
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